ADVANCED SERIES TRUST

AST AQR Large-Cap Portfolio

Supplement dated June 19, 2018 to the

Currently Effective Summary Prospectus

This supplement should be read in conjunction with the currently effective Summary Prospectus (the Summary Prospectus) for the AST AQR Large-Cap Portfolio (the Portfolio), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Summary Prospectus.

Revision to Portfolio Fees and Expenses

The Summary Prospectus for the Portfolio is revised as follows, effective July 1, 2018:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus for the Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.56%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.01%
=Total Annual Portfolio Operating Expenses	0.82%
-Fee Waiver and/or Expense Reimbursement	(0.01)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.81%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.

(1) The Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus for the Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST AQR Large-Cap	$83	$261	$454	$1,013

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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